Segment Information Segment Information - Selected Information for Cruise and Tour and Other Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 15,884		$ 15,456		$ 15,382
Operating expenses	10,403		10,624		10,320
Selling and administrative	2,054		1,879		1,720
Depreciation and amortization	1,635		1,588		1,527
Operating income (loss)	1,792		1,352		1,642
Capital expenditures	2,583		2,149		2,332
Total assets	39,532		40,104		39,161
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	9,559	[1]	9,370	[1]	9,364	[1]
Operating expenses	6,418	[1]	6,439	[1]	6,240	[1]
Selling and administrative	1,121	[1]	1,048	[1]	949	[1]
Depreciation and amortization	959	[1]	927	[1]	898	[1]
Operating income (loss)	1,061	[1]	956	[1]	1,277	[1]
Capital expenditures	1,315	[1]	1,350	[1]	990	[1]
Total assets	22,765	[1]	22,448	[1]	21,893	[1]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	6,148		5,906		5,827
Operating expenses	3,914		4,137		4,010
Selling and administrative	725		686		650
Depreciation and amortization	616		599		561
Operating income (loss)	893	[2]	471	[3]	433
Capital expenditures	1,054		642		1,291
Total assets	15,228		16,126		15,894
Impairment charges			13		173
Cruise Support
Segment Reporting Information [Line Items]
Revenues	90		96		86
Operating expenses	39		31		22
Selling and administrative	200		136		114
Depreciation and amortization	25		26		28
Operating income (loss)	(174)		(97)		(78)
Capital expenditures	156		108		33
Total assets	1,023		1,016		888
Tour and Other
Segment Reporting Information [Line Items]
Revenues	215	[1]	210	[1]	211	[1]
Operating expenses	160	[1]	143	[1]	154	[1]
Selling and administrative	8	[1]	9	[1]	7	[1]
Depreciation and amortization	35	[1]	36	[1]	40	[1]
Operating income (loss)	12	[1]	22	[1]	10	[1]
Capital expenditures	58	[1]	49	[1]	18	[1]
Total assets	516	[1],[4]	514	[1],[4]	486	[1],[4]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(128)	[1]	(126)	[1]	(106)	[1]
Operating expenses	$ (128)	[1]	$ (126)	[1]	$ (106)	[1]

[1]	A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”
[2]	Includes $13 million in 2013 and $173 million in 2012 of impairment charges related to Ibero’s goodwill and trademarks.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2014 and 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being slightly higher and slightly lower, respectively, than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.
[4]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to an unaffiliated entity